Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments and Contingencies

7. Commitments and Contingencies

Employment Agreements

On March 26, 2012, the Company entered into an amendment (the “Schiller Amendment”) to Dr. Schiller’s employment agreement. Pursuant to the Schiller Amendment, the expiration date of Dr. Schiller’s employment with the Company was extended from July 31, 2012 to December 31, 2012. The Schiller Amendment further provides that Dr. Schiller’s base salary shall be increased from $150 per annum to $180 per annum, and provides that, as an inducement to Dr. Schiller to enter into the Schiller Amendment, the Company granted Dr. Schiller an option for the purchase of 125,000 shares of the company’s common stock at an exercise price of $3.05 per share, which vests six months after the grant date with a five year term. If Dr. Schiller’s employment with the Company is terminated without cause prior to the vesting period, all options shall vest upon the termination date. The Schiller Amendment further provides that, should the Company merge or acquire an operating company before the expiration date of Dr. Schiller’s employment with the Company, the Company shall pay to Dr. Schiller as severance a sum equal to 12 months of his part-time base salary ($15 per month) plus all benefits and cash payments accruing throughout those 12 months in a lump sum within 30 days of the date on which Dr. Schiller’s employment with the Company is terminated. The Schiller Amendment further provides that the Company shall pay to Dr. Schiller certain professional fees for personal accounting and legal fees relating to the preparation and execution of the Schiller Amendment.

On March 26, 2012, the Company entered into an amendment (the “Nyweide Amendment”) to Mr. Nyweide’s employment agreement. Pursuant to the Nyweide Amendment, the expiration date of Mr. Nyweide’s employment with the Company shall be extended from July 31, 2012 to December 31, 2012. The Nyweide Amendment further provides that, as of March 1, 2012, the Company shall pay to Mr. Nyweide a base salary of approximately $31 per month as a full time employee. If the Company elects to extend the term of Mr. Nyweide’s employment beyond December 31, 2012, the Company shall pay to Mr. Nyweide a base salary of $20 per month as a part time employee. The Nyweide Amendment provides that, as an inducement to Mr. Nyweide to enter into the Nyweide Amendment, the Company granted Mr. Nyweide an option for the purchase of 75,000 shares of the company’s common stock at an exercise price of $3.05 per share, which vests six months after the grant date with a five year term. If Mr. Nyweide’s employment with the Company is terminated without cause prior to the vesting period, all options shall vest upon the termination date. The Nyweide Amendment further provides that, should the Company merge or acquire an operating company before the expiration date of Mr. Nyweide’s employment with the Company, the Company shall pay to Mr. Nyweide as severance a sum equal to 12 months compensation at $15 per month, plus all benefits and cash payments accruing throughout those 12 months in a lump sum within 30 days of the date on which Mr. Nyweide’s employment with the Company is terminated (the “Nyweide Severance Payment”). The Nyweide Amendment further provides that the Severance Payment shall be reduced by an amount equal to $15 times the number of completed months worked by Mr. Nyweide from March 1, 2012 to the date of termination due to acquisition or merger. The Nyweide Amendment further provides that the Company shall pay to Mr. Nyweide certain professional fees for personal accounting and legal fees relating to the preparation and execution of the Nyweide Amendment.

Consulting Agreement

On March 26, 2012, the Company entered into a non-exclusive agreement with a financial advisor, for services related to identifying and evaluating potential acquisition candidates, and to the raising of additional private investments on public entity (“PIPE”) financing. The agreement has a term of one year. The Company will not be obligated to pay a fee to the financial advisor with respect to an acquisition or financing transaction, unless such a transaction is introduced by the financial advisor and is completed.

Operating Leases

Effective October 31, 2011, the Company entered into a new lease agreement for office space in New York, New York. Under this agreement, which expires on June 30, 2015, the Company may terminate the agreement at any time, with 90 days advance notice. Future non-cancellable obligations under this agreement are $36.

Rent expense charged to continuing operations was $36 and $48 for the three months ended March 31, 2012 and 2011.

Litigation, Claims and Assessments

On April 22, 2010 a case was filed against the Company stating that the Company conspired to divert work from the plaintiff. The claims are for $2,400 in this case. The Company believes that the suit is completely without merit and intends to vigorously defend its position. The Company has not accrued a loss reserve for this matter.

10.  Commitments and Contingencies

Employment Agreements

Harvey W. Schiller, Ph.D.

The Company entered into a three-year employment agreement with Dr. Schiller, its Chairman and Chief Executive Officer, in January 2004.  The agreement was initially amended on December 19, 2006 to extend the term through January 31, 2010; subsequently on August 13, 2009 the term was extended through January 31, 2011 and on January 31, 2010 pursuant to its terms was extended to January 31, 2012.  Effective May 11, 2010, the Company modified its employment agreement with Dr. Schiller to induce him to remain with the Company to ensure continuity of corporate operations in the event that he became entitled to terminate his employment agreement as a result of the occurrence of a “change of control,” as defined under his employment agreement, which the Compensation Committee of the Board determined would result from the completion of the sale of Preparedness Services. On December 14, 2010 and again on December 12, 2011, the Company further modified its agreement with Dr. Schiller, principally, to extend the term of Dr. Schiller’s employment with the Company through April 30, 2012 and then to July 31, 2012, to ensure the continuity of corporate operations during the period which earnout payments and escrow amounts are expected to be received in connection with the sales of the business units. Pursuant to the terms of the modified employment agreement, Dr. Schiller continues to have the right to terminate his employment agreement if a “change of control” event occurs prior to the end of the term of his employment agreement. A change of control event could occur if more than fifty percent of the combined voting power of the outstanding securities of the Company changes from the present stockholders (See Note 14 – Subsequent Events – Employment Agreements).

The sale of Preparedness Services was completed on July 16, 2010.  As a result of this sale, the Company’s employment agreement with Dr. Schiller, as modified (the “Schiller Employment Agreement”), provides that Dr. Schiller will continue to serve as the Company’s Chairman and Chief Executive Officer through April 30, 2012, and devote the necessary working time and efforts, but less than substantially all of his working time and efforts to the business of GlobalOptions Group.  The Schiller Employment Agreement provided for a base salary of $180 per annum, plus certain living expenses through December 31, 2010 and then reduced to $150 per annum for the duration of the term.  In addition to his base salary, in December 2010, Dr. Schiller was awarded a cash bonus of $150 and Dr. Schiller became eligible for a discretionary cash bonus on or before the end of the term.  Following the completion of the term of the Schiller Employment Agreement, the Company will have the option to continue to employ Dr. Schiller on a month-to-month basis for $20 per month.

Additionally, pursuant to the terms of the Schiller Employment Agreement, upon the sale of Preparedness Services, 268,750 shares of restricted stock granted under the 2006 Executive Compensation Performance Bonus Plan (the “Performance Bonus Plan”) and 31,912 restricted stock units (“RSUs”) held by Dr. Schiller became fully vested and non-forfeitable, and the target cash bonus award for the year 2010 was deemed to be earned. Out of the amount of the 2010 award that was deemed earned through the date of the sale of Preparedness Services, $270 was paid on August 13, 2010 and $230 was paid on March 16, 2011.  In addition, $1,685 was paid into a “rabbi trust” on August 20, 2010 and was disbursed to Dr. Schiller on July 6, 2011, a date which was six months after his separation of service for any reason (for purposes of Section 409A of the Internal Revenue Code, the deferred compensation rules, which includes a point in time when Dr. Schiller works part-time) representing: (i) salary that would have been earned for the period August 1, 2010 through January 31, 2012; (ii) the target cash bonus for the period January 1, 2011 through January 31, 2012; and (iii) cash in lieu of additional shares of stock, for the number of shares of stock deemed earned upon the vesting of the target stock bonus awards that were in excess of the number of shares of restricted stock previously granted to Dr. Schiller. The Compensation Committee has determined that December 31, 2010 is the date of such separation of service for purposes of Section 409A of the Internal Revenue Code.

Dr. Schiller elected to have 113,650 shares, valued at $225, withheld in satisfaction of his tax obligation in connection with the vesting of the restricted stock and RSUs during the year ended December 31, 2010.

Employment Agreements

Jeffrey O. Nyweide

Effective as of August 1, 2007, Mr. Nyweide and the Company terminated his consulting agreement and entered into an employment agreement providing for Mr. Nyweide’s service as the Company’s Chief Financial Officer, Executive Vice President—Corporate Development, Treasurer and Secretary, reporting to the Chairman of the Board.  The employment agreement, which had an initial term through January 31, 2010, was amended on August 13, 2009 to extend its term through January 31, 2011, and pursuant to its terms, on January 31, 2010, was further extended to January 31, 2012.  Effective May 11, 2010, the Company modified its employment agreement with Mr. Nyweide to induce him to remain with the Company to ensure the continuity of corporate operations in the event that he became entitled to terminate his employment agreement as a result of the occurrence of a “change of control,” as defined under his employment agreement, which the Compensation Committee determined would result from the sale of Preparedness Services. On December 14, 2010, the Company further modified its agreement with Mr. Nyweide to extend the term of his employment agreement to July 31, 2012 to ensure the continuity of corporate operations during the period which earnout payments and escrow amounts are expected to be received in connection with the sales of the business units. Pursuant to the terms of the modified employment agreement, Mr. Nyweide continues to have the right to terminate his employment agreement if a “change of control” event occurs prior to the end of the term of his employment agreement. A change of control event could occur if more than fifty percent of the combined voting power of the outstanding securities of the Company changes from the present stockholders (See Note 14 – Subsequent Events – Employment Agreements).

The sale of Preparedness Services was completed on July 16, 2010. As a result of this sale, the Company’s employment agreement with Mr. Nyweide, as modified (the “Nyweide Employment Agreement”), provides that Mr. Nyweide will continue to serve as its Chief Financial Officer and Executive Vice President through July 31, 2012. Mr. Nyweide will receive a base salary of $375 per annum for the first eighteen month period of such term and a reduced base salary of $180 per annum for the remaining six months, during which period Mr. Nyweide’s responsibilities are intended to be reduced.  In addition to his base salary, Mr. Nyweide earned a performance bonus of $150 in connection with the sale of Preparedness Services ($75 paid on August 11, 2010 and the remainder paid on October 15, 2010), on November 30, 2010, Mr. Nyweide earned a performance bonus of $250 in connection with the sale of Bode ($125 paid on December 10, 2010 and the remainder paid on January 5, 2012.  Following the completion of the term of the Nyweide Employment Agreement, the Company will have the option to continue to employ Mr. Nyweide on a month-to-month basis for $20 per month.

Additionally, pursuant to the terms of the Nyweide Employment Agreement, upon the sale of Preparedness Services, 201,813 shares of restricted stock granted under the Performance Bonus Plan and 14,093 RSUs held by Mr. Nyweide became fully vested and non-forfeitable, and the target cash bonus award for the year 2010 was deemed to be earned. Out of the amount of the 2010 award that was deemed earned through the sale of Preparedness Services, $202 was paid on August 13, 2010, and the remaining $173 will be paid in March 2011.  In addition, $821 was paid into a “rabbi trust” on August 23, 2010 and will be disbursed to Mr. Nyweide six months after his separation of service for any reason (for purposes of Section 409A of the Internal Revenue Code, the deferred compensation rules, which may include a point in time when Mr. Nyweide works part-time), representing: (i) 50% of the salary and 100% of benefits, including a housing allowance, that would have been earned for the period August 1, 2010 through January 31, 2012; (ii) 50% of the target cash bonus for the period January 1, 2011 through January 31, 2012 ; and (iii) cash in lieu of additional shares of stock for 50% of the number of shares of stock deemed earned upon the vesting of the target stock bonus awards that were in excess of the number of shares of restricted stock previously granted to Mr. Nyweide. The Compensation Committee has determined that January 31, 2012 is the date of such separation of service for purposes of Section 409A of the Internal Revenue Code.

 Mr. Nyweide elected to have 72,977 shares, valued at $144, withheld in satisfaction of his tax obligations in connection with the vesting of the restricted stock and RSUs during the year ended December 31, 2010.

Operating Leases

Rent expense charged to continuing operations amounted to approximately $178, $198 and $194 for the years ended December 31, 2011, 2010 and 2009, respectively.

Litigation, Claims and Assessments

On April 22, 2010 a case was filed against the Company stating that the Company conspired to divert work from the plaintiff. The claims are for $2,400 in this case. The Company believes that the suit is completely without merit and intends to vigorously defend its position.

On October 2, 2010, the Company, along with others, was notified that it is a defendant in a lawsuit filed by a third party for alleged conversion of assets, tortuous interference and defamation, among other claims. The suit asks for actual and punitive damages totaling $4,200,000. On November 2, 2011, the plaintiffs in this case moved to dismiss the Company from this lawsuit. The Company has not accrued a loss reserve for this matter.